10-Q STOCKHOLDERS' EQUITY - Narrative (Details)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) vote $ / shares shares	Mar. 31, 2024 USD ($) vote $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) vote $ / shares shares	Jan. 18, 2024 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 30, 2022 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0		0
Preferred stock, shares outstanding (in shares)	0	0		0		0
Number of votes per share | vote	1	1		1
Common stock, shares issued (in shares)	63,776,058	63,776,058		63,388,823		50,369,350
Common stock, shares outstanding (in shares)	62,997,292	62,997,292		63,388,823		50,369,350
Treasury stock (in shares)	778,766	778,766		146,650		0
Proceeds from warrant exercises | $		$ 3,610,253	$ 0
Prepaid expenses and other current assets | $	$ 2,037,753	$ 2,037,753		$ 699,127		$ 116,646
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	16,862,749	16,862,749		17,249,984
Number of securities called by each warrant (in shares)	1	1		1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50		$ 11.50	$ 11.50
Warrants term	5 years	5 years		5 years
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Warrant redemption notice period		30 days		30 days
Common stock price threshold (in dollars per share) | $ / shares	18.00	$ 18.00		$ 18.00
Trading days		20 days		20 days
Trading day period		30 days		30 days
Common stock price threshold for redemption for common stock (in dollars per share) | $ / shares	$ 10.00	$ 10.00		$ 10.00
Warrants outstanding | $							$ 4,730,000
Warrant outstanding fair value per share (in dollars per share) | $ / shares							$ 0.274
Proceeds from warrant exercises | $	$ 3,610,253
Prepaid expenses and other current assets | $	$ 842,950	$ 842,950
Number of exercised warrants (in shares)	387,235	387,235
Public Warrants | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants term	5 years	5 years		5 years
Public Warrants | Risk-free interest rate | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.0409	0.0409		0.0409
Public Warrants | Exercise price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50		11.50
Public Warrants | Common Stock Price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	10.03	10.03		10.03
LMA
Class of Warrant or Right [Line Items]
Exchange ratio	0.8	0.8		0.8